Consolidated Statements of Operations and Comprehensive Income(Loss)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 3,358,178	$ 26,085,318	$ 31,961,177	$ 34,931,827
Cost of revenue		1,774,415	13,783,124	13,995,670	16,512,702
Gross profit		1,583,763	12,302,194	17,965,507	18,419,125
Operating expenses
Selling and marketing expenses		538,490	4,182,830	160,976	161,791
Research and development expenses		22,247	172,810	11,373	80,012
General and administrative expenses		3,516,844	27,317,790	11,110,942	10,634,851
Total operating expenses		4,077,581	31,673,430	11,283,291	10,876,654
Income (loss) from operations		(2,493,818)	(19,371,236)	6,682,216	7,542,471
Other income (expenses)
Other income (expense), net		(20,488)	(159,145)	457,941	1,265,200
Realized loss on disposal of financial assets at fair value				(7,874)
Change in fair value on financial assets at fair value				(2,091)	(1,157,650)
Interest (expense) income, net		13,022	101,148	(353,002)	(443,577)
Total other (expenses) income, net		(7,466)	(57,997)	94,974	(336,027)
Income (loss) before income taxes		(2,501,284)	(19,429,233)	6,777,190	7,206,444
Income tax expenses		(100,642)	(781,759)	(148,309)	(387,845)
Net income		(2,601,926)	(20,210,992)	6,628,881	6,818,599
Other comprehensive income (loss)
Foreign currency translation adjustment		32,528	3,964	17,866	7,496
Comprehensive income (loss)		$ (2,569,398)	$ (20,207,028)	$ 6,646,747	$ 6,826,095
Weighted average shares outstanding - basic	[1]	12,726,553	12,726,553	11,585,000	11,585,000
Weighted average shares outstanding - diluted	[1]	12,726,553	12,726,553	11,585,000	11,585,000
Earnings per share - basic | (per share)	[1]	$ (0.20)	$ (1.59)	$ 0.572	$ 0.589
Earnings per share - diluted | (per share)	[1]	$ (0.20)	$ (1.59)	$ 0.572	$ 0.589

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.